[LOGO]      UNITED OF
            OMAHA



August 20, 2002


Dear Policy Owner;

We are pleased to provide you with semiannual financial reports from the fund companies you were invested in on June 30, 2002 for your Ultrannuity Series I variable annuity policy.

The reports detail the present financial condition and overall performances of all the various fund families, so we encourage you to review yours carefully. This information along with the advice of your registered representative will help you plan future asset allocations as your needs and lifestyle change.

The following three fund companies offer subaccounts in the Ultrannuity Series I variable annuity:

     . Fidelity Investments
     . Scudder Kemper Investments, Inc.
     . T. Rowe Price

If you wish to make additional investments, simply contact your registered representative. And if you have any questions concerning your policy, please call our Variable Product Services at 1-800-238-9354.

Again, thank you for choosing United of Omaha Life Insurance Company. It is a pleasure to serve you.

Sincerely,


/s/
Steve Laune
Vice President, Customer Service Operations
United of Omaha Life Insurance Company

The following documents accompanied this letter to policy owners and are hereby incorporated by reference:

1. The semi-annual report of the Fidelity Variable Insurance Products Fund II, dated June 30, 2002, that was filed with the Commission on August 20, 2002 (File No. 811-05511).

2. The semi-annual report of the Scudder Variable Series I dated June 30, 2002 that was filed with the Commission on August 12, 2002 (File No. 811-04257).

3. The semi-annual reports of T. Rowe Price Equity Income Portfolio, T. Rowe Price Personal Strategy Balanced Fund and T. Rowe Price New American Growth Portfolio, each dated June 30, 2002, that were filed with the Commission on August 26, 2002 (File No. 811-07143).

4. The semi-annual report of T. Rowe Price Limited Term Bond Portfolio dated June 30, 2002, that was filed with the Commission on August 26, 2002 (File No. 811-07153).

5. The semi-annual report of T. Rowe Price International Stock Portfolio dated June 30, 2002, that was filed with the Commission on August 26, 2002 (File No. 811-07145).

[logo]      UNITED of
            OMAHA



August 20, 2002



Dear Policy Owner;

We are pleased to provide you with semiannual financial reports from the fund companies you were invested in on June 30, 2002 for your Ultrannuity Series V variable annuity policy.

The reports detail the present financial condition and overall performances of all the various fund families, so we encourage you to review yours carefully. This information along with the advice of your registered representative will help you plan future asset allocations as your needs and lifestyle change.

The following eight fund companies offer subaccounts in the Ultrannuity Series V variable annuity:



..  Fred Alger Management                 .  Van Kampen
..  Federated Investors                   .  Scudder Investments, Inc.
..  Fidelity Investments                  .  T. Rowe Price
..  Massachusetts Financial Services      .  Pioneer Investments
   (MFS)

If you wish to make additional investments, simply contact your registered representative. And if you have any questions concerning your policy, please call our Variable Product Services at 1-800-238-9354.

Again, thank you for choosing United of Omaha Life Insurance Company. It is a pleasure to serve you.

Sincerely,


/s/
Steve Laune
Vice President, Customer Service Operations
United of Omaha Life Insurance Company

The following documents accompanied this letter to policy owners and are hereby incorporated by reference:

1. The semi-annual report of The Alger American Fund, dated June 30, 2002, that was filed with the Securities and Exchange Commission (the "Commission") on August 22, 2002 (File No. 811-05550).

2. The semi-annual report of the Federated Insurance Series dated June 30, 2002, that was filed with the Commission on August 29, 2002 (File No. 811-08042).

3. The semi-annual report of the Fidelity Variable Insurance Products Fund II, dated June 30, 2002, that was filed with the Commission on August 20, 2002 (File No. 811-05511).

4. The semi-annual reports of the MFS High Income Series Portfolio, the MFS Research Series Portfolio and the MFS Strategic Income Series Portfolio, each dated June 30, 2002, that were filed with the Commission on August 16, 2002 (File No. 811-08326).

5. The semi-annual reports of the MFS Capital Opportunities Series Portfolio and the MFS Emerging Growth Series Portfolio, each dated June 30, 2002, that were filed with the Commission on August 19, 2002 (File No. 811-08326).

6. The semi-annual report of Morgan Stanley Universal Funds, Inc. dated June 30, 2002, that was filed with the Commission on August 26, 2002 (File No. 811-07607).

7. The semi-annual report of the Scudder Variable Series I dated June 30, 2002, that was filed with the Commission on August 12, 2002 (File No. 811-04257).

8. The semi-annual reports of T. Rowe Price Equity Income Portfolio, T. Rowe Price Personal Strategy Balanced Fund and T. Rowe Price New American Growth Portfolio, each dated June 30, 2002, that were filed with the Commission on August 26, 2002 (File No. 811-07143).

9. The semi-annual report of T. Rowe Price Limited Term Bond Portfolio dated June 30, 2002, that was filed with the Commission on August 26, 2002 (File No. 811-07153).

10. The semi-annual report of T. Rowe Price International Stock Portfolio dated June 30, 2002, that was filed with the Commission on August 26, 2002 (File No. 811-07145).

11. The semi-annual reports of Pioneer Variable Contracts Trust dated June 30, 2002, that were filed with the Commission on August 28, 2002 (File No. 811-08786).

12. The semi-annual reports of Deutsche Asset Management VIT Funds, dated June 30, 2002, that were filed with the Commission on August 22, 2002 (File No. 811-07507).

[LOGO HERE]    United of Omaha




August 20, 2002


Dear Policy Owner;

We are pleased to provide you with semiannual financial reports from the fund companies you were invested in on June 30, 2002 for your Ultra-Access surrender charge free variable annuity policy.

The reports detail the present financial condition and overall performances of all the various fund families, so we encourage you to review yours carefully. This information along with the advice of your registered representative will help you plan future asset allocations as your needs and lifestyle change.

The following eight fund companies offer subaccounts in the Ultra-Access surrender charge free variable annuity policy:

.. Fred Alger Management                     . Van Kampen
.. Federated Investors                       . Scudder Investments, Inc.
.. Fidelity Investments                      . T. Rowe Price
.. Massachusetts Financial Services (MFS)    . Pioneer Investments

If you wish to make additional investments, simply contact your registered representative. And if you have any questions concerning your policy, please call our Variable Product Services at 1-800-238-9354.

Again, thank you for choosing United of Omaha Life Insurance Company. It is a pleasure to serve you.


Sincerely,

/s/
Steve Laune
Vice President, Customer Service Operations
United of Omaha Life Insurance Company

The following documents accompanied this letter to policy owners and are hereby incorporated by reference:

1. The semi-annual report of The Alger American Fund, dated June 30, 2002, that was filed with the Securities and Exchange Commission (the "Commission") on August 22, 2002 (File No. 811-05550).

2. The semi-annual report of the Federated Insurance Series dated June 30, 2002, that was filed with the Commission on August 29, 2002 (File No. 811-08042).

3. The semi-annual report of the Fidelity Variable Insurance Products Fund II, dated June 30, 2002, that was filed with the Commission on August 20, 2002 (File No. 811-05511).

4. The semi-annual reports of the MFS High Income Series Portfolio, the MFS Research Series Portfolio and the MFS Strategic Income Series Portfolio, each dated June 30, 2002, that were filed with the Commission on August 16, 2002 (File No. 811-08326).

5. The semi-annual reports of the MFS Capital Opportunities Series Portfolio and the MFS Emerging Growth Series Portfolio, each dated June 30, 2002, that were filed with the Commission on August 19, 2002 (File No. 811-08326).

6. The semi-annual report of Morgan Stanley Universal Funds, Inc. dated June 30, 2002, that was filed with the Commission on August 26, 2002 (File No. 811-07607).

7. The semi-annual report of the Scudder Variable Series I dated June 30, 2002, that was filed with the Commission on August 12, 2002 (File No. 811-04257).

8. The semi-annual reports of T. Rowe Price Equity Income Portfolio, T. Rowe Price Personal Strategy Balanced Fund and T. Rowe Price New American Growth Portfolio, each dated June 30, 2002, that were filed with the Commission on August 26, 2002 (File No. 811-07143).

9. The semi-annual report of T. Rowe Price Limited Term Bond Portfolio dated June 30, 2002, that was filed with the Commission on August 26, 2002 (File No. 811-07153).

10. The semi-annual report of T. Rowe Price International Stock Portfolio dated June 30, 2002, that was filed with the Commission on August 26, 2002 (File No. 811-07145).

11. The semi-annual reports of Pioneer Variable Contracts Trust dated June 30, 2002, that were filed with the Commission on August 28, 2002 (File No. 811-08786).

12. The semi-annual reports of Deutsche Asset Management VIT Funds, dated June 30, 2002, that were filed with the Commission on August 22, 2002 (File No. 811-07507).

[LOGO]    UNITED of
          OMAHA



August 20, 2002



Dear Policy Owner;

We are pleased to provide you with semiannual financial reports from the fund companies you were invested in on June 30, 2002 for your Ultra-Rewards variable annuity policy.

The reports detail the present financial condition and overall performances of all the various fund families, so we encourage you to review yours carefully. This information along with the advice of your registered representative will help you plan future asset allocations as your needs and lifestyle change.

The following eight fund companies offer subaccounts in the Ultra-Rewards variable annuity policy:

..  Fred Alger Management                .  Van Kampen
..  Federated Investors                  .  Scudder Investments, Inc.
..  Fidelity Investments                 .  T. Rowe Price
..  Massachusetts Financial Services     .  Pioneer
   (MFS)

If you wish to make additional investments, simply contact your registered representative. And if you have any questions concerning your policy, please call our Variable Product Services at 1-800-238-9354.

Again, thank you for choosing United of Omaha Life Insurance Company. It is a pleasure to serve you.

Sincerely,


/s/
Steve Laune
Vice President, Customer Service Operations
United of Omaha Life Insurance Company

The following documents accompanied this letter to policy owners and are hereby incorporated by reference:

1. The semi-annual report of The Alger American Fund, dated June 30, 2002, that was filed with the Securities and Exchange Commission (the "Commission") on August 22, 2002 (File No. 811-05550).

2. The semi-annual report of the Federated Insurance Series dated June 30, 2002, that was filed with the Commission on August 29, 2002 (File No. 811-08042).

3. The semi-annual report of the Fidelity Variable Insurance Products Fund II, dated June 30, 2002, that was filed with the Commission on August 20, 2002 (File No. 811-05511).

4. The semi-annual reports of the MFS High Income Series Portfolio, the MFS Research Series Portfolio and the MFS Strategic Income Series Portfolio, each dated June 30, 2002, that were filed with the Commission on August 16, 2002 (File No. 811-08326).

5. The semi-annual reports of the MFS Capital Opportunities Series Portfolio and the MFS Emerging Growth Series Portfolio, each dated June 30, 2002, that were filed with the Commission on August 19, 2002 (File No. 811-08326).

6. The semi-annual report of Morgan Stanley Universal Funds, Inc. dated June 30, 2002, that was filed with the Commission on August 26, 2002 (File
     No. 811-07607).

7. The semi-annual report of the Scudder Variable Series I dated June 30, 2002, that was filed with the Commission on August 12, 2002 (File No. 811-04257).

8. The semi-annual reports of T. Rowe Price Equity Income Portfolio, T. Rowe Price Personal Strategy Balanced Fund and T. Rowe Price New American Growth Portfolio, each dated June 30, 2002, that were filed with the Commission on August 26, 2002 (File No. 811-07143).

9. The semi-annual report of T. Rowe Price Limited Term Bond Portfolio dated June 30, 2002, that was filed with the Commission on August 26, 2002 (File No. 811-07153).

10. The semi-annual report of T. Rowe Price International Stock Portfolio dated June 30, 2002, that was filed with the Commission on August 26, 2002 (File No. 811-07145).

11. The semi-annual reports of Pioneer Variable Contracts Trust dated June 30, 2002, that were filed with the Commission on August 28, 2002 (File No. 811-08786).

12.  The semi-annual reports of Deutsche Asset Management VIT Funds, dated
     June 30, 2002, that were filed with the Commission on August 22, 2002 (File No. 811-07507).